UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Zang Xiong
Title:   Portfolio Administrator, Office Manager
Phone:   (612)746-8980

Signature, Place, and Date of Signing:

 /s/ Zang Xiong                     Minneapolis, MN              01/17/2013
 -------------------                ---------------              ---------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48

FORM 13F INFORMATION TABLE VALUE TOTAL:     $129,447
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                 31-December-12

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
8x8, INC.                        COM             282914100     3060     414,090  SH         Sole               414,090     0     0
ADA ES, Inc.                     COM             005208103     1232      72,960  SH         Sole                72,960     0     0
ADVENT SOFTWARE, INC             COM             007974108     1804      84,366  SH         Sole                84,366     0     0
ADVISORY BOARD COMPANY           COM             00762W107     3905      83,465  SH         Sole                83,465     0     0
AKORN INC                        COM             009728106     2157     161,452  SH         Sole               161,452     0     0
ANSYS, INC.                      COM             03662Q105     4039      59,981  SH         Sole                59,981     0     0
ARUBA NETWORKS                   COM             043176106     2671     128,703  SH         Sole               128,703     0     0
BIO REFERENCE LABS, INC.         COM             09057G602     2902     101,167  SH         Sole               101,167     0     0
BJS RESTAURANTS, INC.            COM             09180C106     1997      60,695  SH         Sole                60,695     0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     3234     122,538  SH         Sole               122,538     0     0
BUFFALO WILD WINGS               COM             119848109     2610      35,845  SH         Sole                35,845     0     0
CATAMARAN CORPORATION            COM             148887102     5234     111,105  SH         Sole               111,105     0     0
CAVIUM, INC.                     COM             14964U108     2680      85,860  SH         Sole                85,860     0     0
COMSCORE, INC.                   COM             20564W105     2197     159,417  SH         Sole               159,417     0     0
COSTAR GROUP, INC.               COM             22160N109     3291      36,825  SH         Sole                36,825     0     0
DEALERTRACK TECHNOLOGIES, INC.   COM             242309102     4939     171,984  SH         Sole               171,984     0     0
DORMAN PRODUCTS                  COM             258278100     2842      80,423  SH         Sole                80,423     0     0
DRIL QUIP, INC.                  COM             262037104     3763      51,515  SH         Sole                51,515     0     0
EBIX, INC.                       COM             278715206     1113      69,245  SH         Sole                69,245     0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101     3516     195,650  SH         Sole               195,650     0     0
ELLIE MAE INC.                   COM             28849P100     1510      54,420  SH         Sole                54,420     0     0
EPAM SYSTEMS, INC.               COM             29414B104     1121      61,910  SH         Sole                61,910     0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     4106     154,956  SH         Sole               154,956     0     0
GENTHERM, INC.                   COM             37253A103     3740     281,180  SH         Sole               281,180     0     0
GREENWAY MEDICAL TECHNOLOGY      COM             39679B103     1711     111,407  SH         Sole               111,407     0     0
HIBBETT SPORTS, INC.             COM             428567101     3622      68,728  SH         Sole                68,728     0     0
HMS HLDGS CORP.                  COM             40425J101     2379      91,790  SH         Sole                91,790     0     0
INNERWORKINGS                    COM             45773Y105     2777     201,494  SH         Sole               201,494     0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     2982      75,099  SH         Sole                75,099     0     0
LIQUIDITY SERVICES               COM             53635B107     2125      52,005  SH         Sole                52,005     0     0
LKQ CORPORATION                  COM             501889208     6256     296,500  SH         Sole               296,500     0     0
LOGMEIN, INC.                    COM             54142L109     1862      83,080  SH         Sole                83,080     0     0
M/A COM                          COM             55405Y100     1802     120,380  SH         Sole               120,380     0     0
MIMEDIX GROUP                    COM             602496101       60      15,580  SH         Sole                15,580     0     0
MISTRAS GROUP, INC.              COM             60649T107     3285     133,060  SH         Sole               133,060     0     0
MONRO MUFFLER, INC.              COM             610236101     2767      79,120  SH         Sole                79,120     0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     5738      52,166  SH         Sole                52,166     0     0
NEOGEN CORP.                     COM             640491106     2487      54,884  SH         Sole                54,884     0     0
PROTO LABS, INC.                 COM             743713109     3819      96,871  SH         Sole                96,871     0     0
REALPAGE                         COM             75606N109     2632     122,025  SH         Sole               122,025     0     0
SCIQUEST, INC.                   COM             80908T101      767      48,375  SH         Sole                48,375     0     0
SHUTTERFLY, INC.                 COM             82568P304     1933      64,699  SH         Sole                64,699     0     0
SYNTEL, INC.                     COM             87162H103     2475      46,190  SH         Sole                46,190     0     0
TANGOE, INC.                     COM             87582Y108     2341     197,210  SH         Sole               197,210     0     0
TEAVANA, INC.                    COM             87819P102      764      49,265  SH         Sole                49,265     0     0
TILLY'S, INC.                    COM             886885102     1815     134,520  SH         Sole               134,520     0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     2437      25,813  SH         Sole                25,813     0     0
ZUMIEZ, INC.                     COM             989817101      948      48,860  SH         Sole                48,860     0     0